Cash and cash equivalents (Tables)	9 Months Ended
Sep. 30, 2011
Cash and cash equivalents
Cash and cash equivalents

	September 30, 2011	December 31, 2010
	(unaudited)
Cash	1,007	560
Short-term investments	6,558	7,024
	7,565	7,584